OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 780	$ 736
Government authorities	35	109
Other	306	58
Other accounts receivable and prepaid expenses	$ 1,121	$ 903